Distribution Date:	05/12/26	COMM 2015-CCRE26 Mortgage Trust
Determination Date:	05/06/26
Next Distribution Date:	06/12/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		Attention: Brian Hanson		bhanson@cwcapital.com
Mortgage Loan Detail (Part 1)	14		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	16		David Rodgers	(212) 230-9025
Historical Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21-22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25	Controlling Class	CMBS CCR, LLC
Interest Shortfall Detail - Collateral Level	26	Representative
			CRE Team	(214) 564-2322	Creteam@cmbsccr.com
Supplemental Notes	27
			2515 McKinney Avenue, Suite 1200 | Dallas, TX 75201 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593QBA7	1.604000%	36,162,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593QBB5	2.881000%	44,578,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593QBC3	3.373000%	76,831,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593QBD1	3.359000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593QBE9	3.630000%	381,056,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	12593QBG4	4.085000%	47,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.63%
B	12593QBH2	4.681272%	72,272,000.00	22,942,149.73	275,586.70	89,498.69	0.00	0.00	365,085.39	22,666,563.03	90.13%	19.00%
C	12593QBJ8	4.681272%	54,545,000.00	54,545,000.00	0.00	212,783.30	0.00	0.00	212,783.30	54,545,000.00	66.38%	14.00%
D	12593QBK5	3.681272%	61,363,000.00	61,363,000.00	0.00	188,244.89	0.00	0.00	188,244.89	61,363,000.00	39.66%	8.38%
E	12593QAL4	3.250000%	15,000,000.00	15,000,000.00	0.00	40,625.00	0.00	0.00	40,625.00	15,000,000.00	33.13%	7.00%
F	12593QAN0	3.250000%	13,636,000.00	13,636,000.00	0.00	36,930.83	0.00	0.00	36,930.83	13,636,000.00	27.19%	5.75%
G	12593QAQ3	3.250000%	28,636,000.00	28,636,000.00	0.00	109,986.66	0.00	0.00	109,986.66	28,636,000.00	14.73%	3.13%
H*	12593QAS9	3.250000%	34,090,914.00	33,818,856.03	0.00	0.00	0.00	0.00	0.00	33,818,856.03	0.00%	0.00%
V	12593QAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,090,895,914.00	229,941,005.76	275,586.70	678,069.37	0.00	0.00	953,656.07	229,665,419.06

X-A	12593QBF6	4.681272%	811,353,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	12593QAA8	0.000000%	126,817,000.00	77,487,149.73	0.00	0.00	0.00	0.00	0.00	77,211,563.03
X-C	12593QAC4	1.000000%	61,363,000.00	61,363,000.00	0.00	51,135.83	0.00	0.00	51,135.83	61,363,000.00
X-D	12593QAE0	1.431272%	28,636,000.00	28,636,000.00	0.00	34,154.91	0.00	0.00	34,154.91	28,636,000.00
X-E	12593QAG5	1.431272%	28,636,000.00	28,636,000.00	0.00	34,154.91	0.00	0.00	34,154.91	28,636,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593QAJ9	1.431272%	34,090,914.00	33,818,856.03	0.00	40,336.64	0.00	0.00	40,336.64	33,818,856.03
Notional SubTotal			1,090,895,914.00	229,941,005.76	0.00	159,782.29	0.00	0.00	159,782.29	229,665,419.06

Deal Distribution Total					275,586.70	837,851.66	0.00	0.00	1,113,438.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593QBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593QBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593QBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	12593QBG4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	12593QBH2	317.44174411	3.81318768	1.23835912	0.00000000	0.00000000	0.00000000	0.00000000	5.05154680	313.62855643
C	12593QBJ8	1,000.00000000	0.00000000	3.90105968	0.00000000	0.00000000	0.00000000	0.00000000	3.90105968	1,000.00000000
D	12593QBK5	1,000.00000000	0.00000000	3.06772632	0.00000000	0.00000000	0.00000000	0.00000000	3.06772632	1,000.00000000
E	12593QAL4	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
F	12593QAN0	1,000.00000000	0.00000000	2.70833309	0.00000000	0.00000000	0.00000000	0.00000000	2.70833309	1,000.00000000
G	12593QAQ3	1,000.00000000	0.00000000	3.84085277	(1.13251921)	2.91590620	0.00000000	0.00000000	3.84085277	1,000.00000000
H	12593QAS9	992.01963403	0.00000000	0.00000000	2.68671999	37.10378402	0.00000000	0.00000000	0.00000000	992.01963403
V	12593QAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593QBF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	12593QAA8	611.01547687	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	608.84237153
X-C	12593QAC4	1,000.00000000	0.00000000	0.83333328	0.00000000	0.00000000	0.00000000	0.00000000	0.83333328	1,000.00000000
X-D	12593QAE0	1,000.00000000	0.00000000	1.19272629	0.00000000	0.00000000	0.00000000	0.00000000	1.19272629	1,000.00000000
X-E	12593QAG5	1,000.00000000	0.00000000	1.19272629	0.00000000	0.00000000	0.00000000	0.00000000	1.19272629	1,000.00000000
X-F	12593QAJ9	992.01963403	0.00000000	1.18320794	0.00000000	0.00000000	0.00000000	0.00000000	1.18320794	992.01963403

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	04/01/26 - 04/30/26	30	0.00	51,135.83	0.00	51,135.83	0.00	0.00	0.00	51,135.83	0.00
X-D	04/01/26 - 04/30/26	30	0.00	34,154.91	0.00	34,154.91	0.00	0.00	0.00	34,154.91	0.00
X-E	04/01/26 - 04/30/26	30	0.00	34,154.91	0.00	34,154.91	0.00	0.00	0.00	34,154.91	0.00
X-F	04/01/26 - 04/30/26	30	0.00	40,336.64	0.00	40,336.64	0.00	0.00	0.00	40,336.64	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	04/01/26 - 04/30/26	30	0.00	89,498.69	0.00	89,498.69	0.00	0.00	0.00	89,498.69	0.00
C	04/01/26 - 04/30/26	30	0.00	212,783.30	0.00	212,783.30	0.00	0.00	0.00	212,783.30	0.00
D	04/01/26 - 04/30/26	30	0.00	188,244.89	0.00	188,244.89	0.00	0.00	0.00	188,244.89	0.00
E	04/01/26 - 04/30/26	30	0.00	40,625.00	0.00	40,625.00	0.00	0.00	0.00	40,625.00	0.00
F	04/01/26 - 04/30/26	30	0.00	36,930.83	0.00	36,930.83	0.00	0.00	0.00	36,930.83	0.00
G	04/01/26 - 04/30/26	30	115,930.71	77,555.83	0.00	77,555.83	(32,430.82)	0.00	0.00	109,986.66	83,499.89
H	04/01/26 - 04/30/26	30	1,173,309.17	91,592.74	0.00	91,592.74	91,592.74	0.00	0.00	0.00	1,264,901.91
Totals			1,289,239.88	897,013.57	0.00	897,013.57	59,161.92	0.00	0.00	837,851.66	1,348,401.80

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 27

	Additional Information
Total Available Distribution Amount (1)	1,113,438.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	896,227.94	Master Servicing Fee	1,987.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	591.02
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	95.36
ARD Interest	0.00	Operating Advisor Fee	532.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	896,227.94	Total Fees	3,416.32

Principal		Expenses/Reimbursements
Scheduled Principal	275,586.70	Reimbursement for Interest on Advances	9.01
Unscheduled Principal Collections		ASER Amount	29,432.87
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,422.08
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	96.00
Total Principal Collected	275,586.70	Total Expenses/Reimbursements	54,959.96

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	837,851.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	275,586.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,113,438.36
Total Funds Collected	1,171,814.64	Total Funds Distributed	1,171,814.64

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	228,863,874.80	228,863,874.80	Beginning Certificate Balance	229,941,005.76
(-) Scheduled Principal Collections	275,586.70	275,586.70	(-) Principal Distributions	275,586.70
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	228,588,288.10	228,588,288.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	229,752,275.93	229,752,275.93	Ending Certificate Balance	229,665,419.06
Ending Actual Collateral Balance	229,745,553.95	229,745,553.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,077,130.96
Beginning Cumulative Advances	0.00	1,077,130.96	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,077,130.96
Ending Cumulative Advances	0.00	1,077,130.96	Net WAC Rate	4.68%
			UC / (OC) Interest	4,201.95
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	2	8,071,159.75	3.53%	(10)	4.5824	1.462038	1.39 or less	5	107,356,225.84	46.96%	(9)	4.7676	0.780984
7,500,000 to 14,999,999	2	20,741,817.18	9.07%	(9)	4.8863	1.645366	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	3	92,937,402.05	40.66%	(9)	4.7699	0.708721	1.55 to 1.99	2	14,394,153.14	6.30%	(9)	4.8498	1.941855
50,000,000 to 99,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	1	106,837,909.12	46.74%	(9)	4.6100	2.121100
100,000,000 or greater	1	106,837,909.12	46.74%	(9)	4.6100	2.121100	2.50 to 2.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	8	228,588,288.10	100.00%	(9)	4.6991	1.480429	3.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	8	228,588,288.10	100.00%	(9)	4.6991	1.480429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Hawaii	1	9,177,081.03	4.01%	(9)	4.8200	1.243200
							Lodging	3	65,759,234.67	28.77%	(9)	4.6555	0.795251
Illinois	1	106,837,909.12	46.74%	(9)	4.6100	2.121100
							Office	2	145,580,812.65	63.69%	(9)	4.7176	1.805900
Indiana	1	5,241,742.76	2.29%	(11)	4.6350	1.253000
							Other	1	5,241,742.76	2.29%	(11)	4.6350	1.253000
Oregon	1	27,002,289.64	11.81%	(9)	4.6000	0.004100
							Retail	2	12,006,498.02	5.25%	(9)	4.7411	1.386032
Pennsylvania	1	38,742,903.53	16.95%	(8)	5.0145	0.936700
							Totals	8	228,588,288.10	100.00%	(9)	4.6991	1.480429
Texas	1	11,564,736.17	5.06%	(9)	4.9390	1.964500

Washington	1	27,192,208.86	11.90%	(9)	4.5900	1.083600

West Virginia	1	2,829,416.99	1.24%	(9)	4.4850	1.849300

Totals	8	228,588,288.10	100.00%	(9)	4.6991	1.480429

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	1	2,829,416.99	1.24%	(9)	4.4850	1.849300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	166,274,150.40	72.74%	(9)	4.6059	1.580270	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	3	59,484,720.71	26.02%	(8)	4.9698	1.183806	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	228,588,288.10	100.00%	(9)	4.6991	1.480429	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	8	228,588,288.10	100.00%	(9)	4.6991	1.480429
								Totals	8	228,588,288.10	100.00%	(9)	4.6991	1.480429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	228,588,288.10	100.00%	(9)	4.6991	1.480429	299 months or less	8	228,588,288.10	100.00%	(9)	4.6991	1.480429
61 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
114 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	8	228,588,288.10	100.00%	(9)	4.6991	1.480429
	Totals	8	228,588,288.10	100.00%	(9)	4.6991	1.480429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	4	172,597,143.79	75.51%	(9)	4.6273	1.615954			No outstanding loans in this group
	13 months to 24 months	3	50,749,401.55	22.20%	(8)	4.9498	1.043005
	25 months or greater	1	5,241,742.76	2.29%	(11)	4.6350	1.253000
	Totals	8	228,588,288.10	100.00%	(9)	4.6991	1.480429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	656100457	OF	Chicago	IL	Actual/360	4.610%	410,435.63	0.00	0.00	N/A	08/06/25	08/06/27	106,837,909.12	106,837,909.12	05/06/26
6	407000559	OF	Media	PA	Actual/360	5.014%	162,241.30	82,415.91	0.00	N/A	09/06/25	--	38,825,319.44	38,742,903.53	11/06/25
11	304641011	LO	Portland	OR	Actual/360	4.600%	103,763.44	66,434.49	0.00	N/A	08/06/25	01/06/28	27,068,724.45	27,002,289.96	04/06/26
12	302691133	LO	Seattle	WA	Actual/360	4.590%	104,244.09	61,147.06	0.00	N/A	08/06/25	01/06/28	27,253,355.62	27,192,208.56	04/06/26
20	407000523	LO	El Paso	TX	Actual/360	4.939%	47,718.08	29,048.29	0.00	N/A	08/06/25	--	11,593,784.44	11,564,736.15	07/06/25
26	656100455	RT	Kapolei	HI	Actual/360	4.820%	36,931.55	17,496.51	0.00	N/A	08/06/25	--	9,194,577.54	9,177,081.03	11/06/25
42	406100307	98	Carmel	IN	Actual/360	4.635%	20,292.36	11,943.12	0.00	N/A	06/06/25	--	5,253,685.88	5,241,742.76	02/06/26
58	406100321	RT	Ranson	WV	Actual/360	4.485%	10,601.49	7,101.32	0.00	N/A	08/06/25	08/06/27	2,836,518.31	2,829,416.99	04/06/26
Totals							896,227.94	275,586.70	0.00				228,863,874.80	228,588,288.10
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	37,566,707.51	9,520,759.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,551,752.00	747,872.00	01/01/25	03/31/25	05/06/26	4,886,813.29	61,868.21	223,312.61	1,396,539.33	0.00	0.00
11	127,687.99	185,671.19	07/01/24	06/30/25	05/06/26	1,192,904.14	0.00	311,010.45	311,010.45	0.00	0.00
12	2,857,529.09	2,474,359.78	07/01/24	06/30/25	05/06/26	1,201,040.73	0.00	0.00	0.00	0.00	0.00
20	2,338,211.94	2,061,808.94	07/01/24	06/30/25	05/06/26	0.00	0.00	76,266.87	763,209.59	0.00	0.00
26	915,794.47	215,024.37	01/01/25	03/31/25	05/06/26	2,271,378.74	18,715.21	45,224.50	316,734.80	0.00	0.00
42	488,000.00	0.00	--	--	05/06/26	1,087,849.92	21,593.07	32,184.26	79,338.64	0.00	0.00
58	392,869.26	0.00	--	--	05/06/26	0.00	0.00	17,690.99	17,690.99	0.00	0.00
Totals	48,238,552.26	15,205,496.25				10,639,986.82	102,176.49	705,689.69	2,884,523.80	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	1	5,241,742.76	0	0.00	0	0.00	0	0.00	4.699099%	4.548036%	(9)
04/10/26	1	27,068,724.45	0	0.00	0	0.00	0	0.00	1	5,253,685.88	2	54,322,080.07	0	0.00	0	0.00	4.699184%	4.547976%	(8)
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	32,000,000.00	4.699327%	4.548050%	(7)
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,850,997.87	1	200,000.00	0	0.00	4.629686%	4.464744%	(6)
01/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.629712%	4.464592%	(5)
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.629848%	4.464624%	(4)
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.629992%	4.464658%	(3)
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	1	70,000,000.00	4.620849%	4.461051%	(2)
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.406065%	4.286212%	(1)
08/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	54,276,049.62	4.514280%	4.431716%	0
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	32,810,414.72	4.538778%	4.500337%	1
06/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	38,439,469.58	4.548882%	4.527685%	2
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	407000559	11/06/25	5	5	223,312.61	1,396,539.33	71,068.39	39,226,877.65	06/27/25	2
11	304641011	04/06/26	0	B	311,010.45	311,010.45	762.50	27,131,740.20	08/01/25	1
12	302691133	04/06/26	0	B	0.00	0.00	915.00	27,311,068.11	08/01/25	1
20	407000523	07/06/25	9	5	76,266.87	763,209.59	13,806.31	11,843,539.01	09/17/25	13
26	656100455	11/06/25	5	5	45,224.50	316,734.80	156,834.41	9,279,785.90	08/04/25	2
42	406100307	02/06/26	2	5	32,184.26	79,338.64	15,146.72	5,278,115.67	06/16/25	7			03/19/26
58	406100321	04/06/26	0	B	17,690.99	17,690.99	0.00	2,836,518.31	06/09/25	1
Totals					705,689.69	2,884,523.80	258,533.33	122,907,644.85
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		64,726,463	0	59,484,721		5,241,743
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		163,861,825	163,861,825	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	228,588,288	163,861,825	0	0	59,484,721	5,241,743
Apr-26	228,863,875	136,927,783	27,068,724	0	59,613,681	5,253,686
Mar-26	228,981,746	163,982,940	0	5,264,908	59,733,898	0
Feb-26	261,288,126	196,131,715	0	0	65,156,410	0
Jan-26	261,743,933	164,457,309	0	0	97,286,624	0
Dec-25	261,998,693	161,519,639	0	0	100,479,054	0
Nov-25	262,268,723	164,714,363	0	0	97,554,359	0
Oct-25	272,899,434	180,539,576	0	0	92,359,858	0
Sep-25	345,385,840	239,433,789	0	0	105,952,050	0
Aug-25	429,813,671	358,478,390	0	0	71,335,280	0
Jul-25	618,333,645	606,073,740	0	0	12,259,905	0
Jun-25	671,874,241	659,586,813	0	0	12,287,428	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	407000559	38,742,903.53	39,226,877.65	37,600,000.00	02/24/26	687,537.00	0.93670	03/31/25	09/06/25	232
11	304641011	27,002,289.96	27,131,740.20	11,500,000.00	09/23/25	8,481.11	0.00410	06/30/25	08/06/25	230
12	302691133	27,192,208.56	27,311,068.11	40,000,000.00	09/17/25	2,150,765.78	1.08360	06/30/25	08/06/25	230
20	407000523	11,564,736.15	11,843,539.01	16,000,000.00	11/05/25	1,809,767.10	1.96450	06/30/25	08/06/25	230
26	656100455	9,177,081.03	9,279,785.90	8,200,000.00	10/16/25	202,998.62	1.24320	03/31/25	08/06/25	232
42	406100307	5,241,742.76	5,278,115.67	4,740,000.00	02/25/26	484,712.00	1.25300	12/31/18	06/06/25	232
58	406100321	2,829,416.99	2,836,518.31	3,160,000.00	08/22/25	392,869.26	1.84930	12/31/24	08/06/25	232
Totals		121,750,378.98	122,907,644.85	121,200,000.00		5,737,130.87

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	407000559	OF	PA	06/27/25	2

The loan transferred to Special Servicing effective 6/27/25 for imminent maturity default. The subject property consists of two office buildings totaling 273,879 SF located in Media, PA, built in 1986 and renovated in 2015. As of April 2026, the

Prop erty is 70.1% leased. The loan matured on 9/6/2025 and the Borrower failed to payoff. A site inspection from August 2025 found the asset in good overall condition. The special servicer filed for foreclosure and receivership, and a receiver was appoin ted in February 2026. An existing tenant signed a 5 year renewal on their ~2,000 RSF suite. There are 6 active renewals under negotiation totaling over 30K RSF and several proposals out to new tenants.

11	304641011	LO	OR	08/01/25	1

The loan transferred to special servicing effective 8/1/2025 for monetary default. The subject is a 127-room lodging property located in Portland, OR. The property was built in 1909 and renovated in 2014. Effective as of 3/6/2026 the loan has been mo dified and extended. TTM Dec 2025 STR data shows 57.7% Occ, $112.16 ADR, and $64.69 RevPAR (94.5 index). The RevPAR index compares to 122.3 in 2024 and 101.5 in 2023.

12	302691133	LO	WA	08/01/25	1

The loan transferred to special servicing effective 8/1/2025 for monetary default. The subject is a 163-unit lodging property located in Seattle, WA and was built in 1935. Effective as of 3/6/2026 the loan has been modified and extended. TTM Dec

2025 STR data shows 67.3% Occ, $149.08 ADR, and $100.40 RevPAR (78.5 index). The RevPAR index compares to 91.1 in 2024 and 77.8 in 2023.

20	407000523	LO	TX	09/17/25	13

The loan transferred into special servicing on 9/17/2025 due to Imminent Monetary Default (Balloon/Maturity Default). The loan matured on 8/6/2025. The subject is a 153-room lodging property located in El Paso, TX and built in 2006. The

Borrower and the prospective buyer have continued to have pricing negotiations. The prospective buyer has a $159k deposit in place that they can only earn back if they cannot secure an extension to the Ground Lease (UTEP as ground lessor). While dual tracking the loan and preparing for a potential foreclosure, should the sale not close in April 2026, the Lender learned about past due Occ taxes owed by the property to the City of El Paso. The Lender is in conversation with the Borrower related to how they plan to cure the deficiency. The forbearance has not closed yet. TMM Dec 2025 STR metrics detail a 75.9% Occ, $124.75 ADR, and $94.74 RevPAR (103.6 index). The RevPAR index of 103.6 compares to 115.2 in 2024 and 114.5 in 2023.
26	656100455	RT	HI	08/04/25	2

The loan transferred to Special Servicing effective 8/6/2025 for imminent maturity default. The loan matured on 8/6/2025. The subject is a 56K SF retail leasehold interest located in Kapolei, HI built in 2001. A PNA was sent, but sponsor noted

that t hey would not be signing. A receiver was appointed in October 2025. An appraisal was finalized in January 2026. Receiver's property management continues to complete deferred maintenance repairs such as power washing and tree trimming, and the leasing team is negotiating two LOIs. The special servicer is working with the receiver to evaluate a potential disposition of the asset via receiver sale. As of Mar. 2026, the property was 94% occupied.

42	406100307	98	IN	06/16/25	7

The loan transferred to Special Servicing effective 6/16/2025 for maturity default. The subject is a 13,153 SF retail property located in Carmel, IN built in 2007. As of March 2026, the asset is 100% occupied by CVS who is actively in the space. A site inspection from August 2025 found the asset in overall good condition. Conversations between Borrower and special servicer commenced after the execution of a PNA. The borrower and special servicer were unable to reach terms for a resolution. A receiver was appointed in October 2025. The Trust was the highest bidder at the 3/19/2026 foreclosure auction.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
58	406100321	RT	WV	06/09/25	1

The loan transferred to Special Servicing effective 6/9/2025 for imminent monetary default. The subject is a 14,564 SF retail property located in Ranson, WV built in 2007. The loan matured on 8/5/2025. A site inspection from July 2025 found the asset in overall good condition. A PNA was executed in July 2025. A Loan Modification was executed in January 2026. Modification terms include extending the Loan's Maturity Date to 8/6/2027. The special servicer is working with the master servicer to board the Loan Modification. As of May 2026, the asset is 100% occupied by a sublease tenant.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	656100457	0.00	4.61000%	0.00	4.61000%	1	12/27/23	12/27/23	--
2	304641002	0.00	3.56020%	0.00	3.56020%	1	09/04/25	09/04/25	10/06/25
11	304641011	30,686,883.48	4.60000%	30,686,883.48	4.60000%	8	07/02/21	07/02/21	07/06/21
11	304641011	0.00	4.60000%	0.00	4.60000%	10	07/06/21	07/02/21	07/02/21
11	304641011	0.00	4.60000%	0.00	4.60000%	10	03/06/26	03/06/26	04/06/26
11	304641011	0.00	4.60000%	0.00	4.60000%	10	03/09/26	03/06/26	04/06/26
12	302691133	29,850,683.41	4.59000%	29,850,683.41	4.59000%	9	07/02/21	04/02/20	07/06/21
12	302691133	0.00	4.59000%	0.00	4.59000%	10	07/06/21	04/02/20	07/02/21
12	302691133	0.00	4.59000%	0.00	4.59000%	10	03/06/26	03/06/26	04/06/26
12	302691133	0.00	4.59000%	0.00	4.59000%	10	03/09/26	03/06/26	04/06/26
13	656100440	32,000,000.00	4.24000%	32,000,000.00	4.24000%	10	05/08/20	05/06/20	06/08/20
13	656100440	0.00	4.24000%	0.00	4.24000%	10	06/08/20	05/06/20	05/08/20
20	407000523	13,270,175.33	4.93900%	13,270,175.33	4.93900%	10	05/07/20	06/06/20	09/08/20
20	407000523	0.00	4.93900%	0.00	4.93900%	10	09/08/20	06/06/20	05/07/20
20	407000523	0.00	4.93900%	0.00	4.93900%	10	08/10/22	06/06/20	09/08/20
58	406100321	0.00	4.48500%	0.00	4.48500%	1	01/20/26	01/20/26	--
Totals		105,807,742.22		105,807,742.22
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	656100456 03/12/26	32,000,000.00	56,000,000.00	33,419,466.77	506,002.76	33,419,466.77	32,913,464.01	0.00	0.00	0.00	0.00	0.00%
23	304641023 04/12/22	9,990,292.56	14,600,000.00	13,964,148.99	1,807,309.12	13,964,148.99	12,156,839.87	0.00	0.00	272,058.16	(272,058.16)	2.41%
29	656100458 11/13/25	7,525,580.25	12,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		49,515,872.81	83,300,000.00	47,383,615.76	2,313,311.88	47,383,615.76	45,070,303.88	0.00	0.00	272,058.16	(272,058.16)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	656100456	03/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	304641023	09/12/24	0.00	0.00	(272,058.16)	0.00	0.00	23,345.60	0.00	0.00	272,058.16
		06/12/24	0.00	0.00	248,712.56	0.00	0.00	9,127.00	0.00	0.00
		04/12/24	0.00	0.00	215,175.99	0.00	0.00	59,583.54	0.00	0.00
		03/12/24	0.00	0.00	155,592.45	0.00	0.00	2,460.50	0.00	0.00
		01/12/24	0.00	0.00	153,131.95	0.00	0.00	24,409.57	0.00	0.00
		12/12/23	0.00	0.00	153,131.95	0.00	0.00	52,023.09	0.00	0.00
		11/10/23	0.00	0.00	101,108.86	0.00	0.00	9,674.50	0.00	0.00
		10/13/23	0.00	0.00	91,434.36	0.00	0.00	14,345.42	0.00	0.00
		06/12/23	0.00	0.00	77,088.94	0.00	0.00	11,992.24	0.00	0.00
		03/10/23	0.00	0.00	65,096.70	0.00	0.00	57,906.55	0.00	0.00
		04/25/22	0.00	0.00	0.00	0.00	0.00	7,190.15	0.00	0.00
29	656100458	11/25/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(272,058.16)	0.00	0.00	272,058.16	0.00	0.00	272,058.16

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	8,088.61	0.00	0.00	20,318.96	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	5,639.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	5,677.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	2,415.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	1,915.54	0.00	0.00	9,113.91	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	96.00	0.00
42	0.00	0.00	1,094.52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	590.94	0.00	0.00	0.00	0.00	0.00	9.01	0.00	0.00	0.00
Total	0.00	0.00	25,422.08	0.00	0.00	29,432.87	0.00	0.00	9.01	0.00	96.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		54,959.96

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27